Label	Element	Value
One+One Nasdaq-100® and Bitcoin ETF (Consolidated) | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
One+One Nasdaq-100® and Bitcoin ETF (Consolidated) | Nasdaq-100 Micro E-Mini Futures Mar25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	113.90%
One+One Nasdaq-100® and Bitcoin ETF (Consolidated) | CME Micro Bitcoin Futures Mar25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	107.10%